K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

July 6, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of:

John Hancock Core High Yield Fund,

John Hancock Disciplined Value Fund,
John Hancock Disciplined Value Mid Cap Fund,

John Hancock Global Shareholder Yield Fund,

John Hancock International Core Fund,
John Hancock International Growth Fund,

John Hancock International Value Equity Fund,

John Hancock Select Growth Fund,

John Hancock Small Company Fund, and

John Hancock Strategic Growth Fund (collectively, the “Funds”)

File Nos. 333-125838; 811-21777

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus and statement of additional information for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information dated July 1, 2015, contained in Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 66 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on June 25, 2015 via EDGAR, accession number 0001133228-15-003051.

Sincerely,

/s/ George P. Attisano

George P. Attisano